Borrowings (Tables)	12 Months Ended
Oct. 03, 2020
Debt Disclosure [Abstract]
Borrowings including Impact of Interest Rate Swaps Designated as Hedges
The Company’s borrowings, including the impact of interest rate and cross-currency swaps, are summarized as follows:

			October 3, 2020
	Oct. 3, 2020	Sept. 28, 2019	Stated Interest Rate(1)	Pay Floating Interest rate and Cross- Currency Swaps(2)	Effective Interest Rate(3)	Swap Maturities
Commercial paper	$2,023	$5,342	—	$—	0.96%
U.S. dollar denominated notes(4)	52,736	39,424	3.81%	13,875	3.08%	2021-2031
Foreign currency denominated debt	1,983	1,044	2.99%	1,920	2.47%	2027
Other(5)	583	62		—
	57,325	45,872	3.64%	15,795	2.98%
Asia Theme Parks borrowings	1,303	1,114	2.11%	—	5.51%
Total borrowings	58,628	46,986	3.57%	15,795	3.04%
Less current portion	5,711	8,857	3.24%	750	2.76%
Total long-term borrowings	$52,917	$38,129		$15,045
(1)The stated interest rate represents the weighted-average coupon rate for each category of borrowings. For floating rate borrowings, interest rates are the rates in effect at October 3, 2020; these rates are not necessarily an indication of future interest rates.
(2)Amounts represent notional values of interest rate and cross-currency swaps outstanding as of October 3, 2020.
(3)The effective interest rate includes the impact of existing and terminated interest rate and cross-currency swaps, purchase accounting adjustments and debt issuance premiums, discounts and costs.
(4)Includes net debt issuance discounts, costs and purchase accounting adjustments totaling a net premium of $2.2 billion and a net premium of $2.5 billion at October 3, 2020 and September 28, 2019, respectively.
(5)Includes market value adjustments for debt with qualifying hedges, which increase borrowings by $509 million and $31 million at October 3, 2020 and September 28, 2019, respectively.

Schedule of Commercial Paper
At October 3, 2020, the Company’s bank facilities, which are with a syndicate of lenders, were as follows:

	Committed Capacity	Capacity Used	Unused Capacity
Facility expiring March 2021	$5,250	$—	$5,250
Facility expiring April 2021	5,000	—	5,000
Facility expiring March 2023	4,000	—	4,000
Facility expiring March 2025	3,000	—	3,000
Total	$17,250	$—	$17,250

Commercial Paper Activity
Commercial paper activity is as follows:

	Commercial paper with original maturities less than three months, net(1)	Commercial paper with original maturities greater than three months	Total
Balance at Sept. 29, 2018	$50	$955	$1,005
Additions	1,881	6,889	8,770
Payments	—	(4,452)	(4,452)
Other Activity	3	16	19
Balance at Sept. 28, 2019	$1,934	$3,408	$5,342
Additions	—	11,500	11,500
Payments	(1,961)	(12,893)	(14,854)
Other Activity	27	8	35
Balance at Oct. 3, 2020	$—	$2,023	$2,023
(1)Borrowings and reductions of borrowings are reported net.

Total Borrowings Excluding Market Value Adjustments, Scheduled Maturities
Total borrowings, excluding market value adjustments and debt issuance premiums, discounts and costs, have the following scheduled maturities:

Fiscal Year:	Before Asia Theme Parks Consolidation	Asia Theme Parks	Total
2021	$5,620	$92	$5,712
2022	3,858	—	3,858
2023	1,242	—	1,242
2024	2,869	—	2,869
2025	3,640	—	3,640
Thereafter	37,387	1,211	38,598
	$54,616	$1,303	$55,919